Goodwill and Intangible Assets - Narrative Disclosures (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Claims Analytics Inc.
Goodwill And Intangible Assets [Line Items]
Percentage of voting interests acquired	100.00%
Claims Analytics Inc. | Customer relationships
Goodwill And Intangible Assets [Line Items]
Definite-lived intangible assets acquired during the year	$ 4
Aurigen Capital Limited
Goodwill And Intangible Assets [Line Items]
Business Combination, Bargain Purchase, Gain Recognized, Amount		$ 1
Aurigen Capital Limited | Life VOBA
Goodwill And Intangible Assets [Line Items]
Definite-lived intangible assets acquired during the year		76
Aurigen Capital Limited | Insurance licenses
Goodwill And Intangible Assets [Line Items]
Indefinite-lived intangible assets acquired during the year		$ 2